united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 301-260-0162

Date of fiscal year end: 7/31

Date of reporting period: 7/31/23

Item 1. Reports to Stockholders.

Arrow DWA Tactical: Balanced Fund Arrow DWA Tactical: Macro Fund Arrow Managed Futures Strategy Fund

Annual Report
July 31, 2023

1-877-277-6933

Distributed by Archer Distributors, LLC
Member FINRA/SIPC

Dear Shareholder,

We are pleased to provide the annual report for the Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund, and Arrow Managed Futures Strategy Fund (each “a Fund” and collectively the “Funds”) for the one-year period ended July 31, 2023. During the past year, we have continued our ongoing client education efforts regarding the potential benefits of combining tactical asset allocation with alternative assets. All of our Funds continue to support this philosophy.

Arrow DWA Tactical: Balanced Fund allows investors to gain exposure to sophisticated asset allocation strategies similar to those used by institutions and endowments. The Fund stays responsive to market conditions through a relative strength-based allocation process across a diverse array of market segments primarily through a combination of exchange traded products (“ETP”) and individual equities based on the DWA Balanced investment model. The Fund also provides exposure to managed futures using derivatives, such as swap agreements, with an additional expense that will reduce the overall performance. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. The Fund’s net assets were more than $38 million at the end of July 2023. Since the Fund’s inception in August 2006 through the end of July 2023, the Fund’s annualized performance was 4.51% (Class A, without load), while the Morningstar Global Flexible Allocation Equal Weight Index returned 3.64% over the same time period. The Fund (Class A, without load) was up 1.37% for the one-year period through July 2023, lagging the Morningstar Global Flexible Equal Weight benchmark’s performance of 5.18%. For the one-year period through July 2023, the Fund’s Style Rotation Model was up 22.01%, the International Rotation Model was up 14.77%, the Alternative Model was up 13.37%. The Sector Rotation Model was up 7.64%. The main drag on the Fund’s performance was the Fixed Income Rotation Model which was down -6.57% for the year.

Arrow DWA Tactical: Macro Fund stays responsive to market conditions through a relative strength-based allocation process across a concentrated portfolio primarily consisting of exchange traded products based on the DWA Global Macro investment model. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. The Arrow DWA Tactical Macro Fund’s net assets were at approximately $62 million at the end of July 2023. Since its inception in May 2008 through July 2023, the Fund’s Class A shares (without load) had an annualized return of 4.03% versus the PCM Global Macro Index’s return of 3.62%. Keep in mind that the performance since inception can be deceiving, considering the Fund was launched around the market peak shortly before the global financial crisis of 2008-09. It is important to remember that some of that performance occurred prior to the Fund’s current global macro approach went into effect on August 3, 2009. Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. Despite the timing of the Fund’s launch, returns since inception are positive and the strategy has had many periods where it has shined versus its peers. The Fund

(Class A, without load) was -1.39% for the one-year period, underperforming the PCM Global Macro’s 1.31% return. The Global Alpha Strategy was the top contributor at 12.61% up for the one-year period. The Sector Rotation and Global Equity Rotation Models were up 7.78% and 7.42% respectively while Global Dividend and Style Rotation Models were up 4.04% and 3.0% respectively. The commodity Rotation Model (long Gold) was down -8.66% for the one-year period.

Arrow Managed Futures Strategy Fund follows a strategy that seeks to provide exposure to a wide range of global futures markets. In October 2015, the Fund began tracking the DUNN Capital World Monetary & Agricultural (“WMA”) Program, a systematic quantitative managed futures program overseen by DUNN Capital Management, LLC (“DUNN”). With more than 40 years of experience, DUNN has received several awards and has been recognized as an industry leader. The DUNN WMA Program provides access to more than 50 global markets through the use of more than 100 proprietary trading models. The nature of managed futures generally requires direct or indirect exposure to the futures market, rather than holding physical commodities and financial instruments. In order to provide mutual fund access to the DUNN WMA Program, the Fund must use derivatives, such as swap agreements, with an additional expense that will reduce the overall performance. The market value of the swap makes up 100% of the notional value of the Fund. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The Fund’s net assets were more than $189 million at the end of July 2023. Since its inception at the end of April 2010 through the end of July 2023, the Fund (Class A, without load) has an annualized return of 3.12%, outperforming the Credit Suisse Managed Futures Liquid Index returned an annualized 2.68%. The Fund (Class A, without load) was up 20.98% in the one-year period ended July 31, 2023, while the Credit Suisse Managed Futures Liquid Index returned 0.25% over the same time period. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the Credit Suisse Managed Futures Liquid Index. During the last 12 months, the Fund strongly outperformed this benchmark.

For more information, please visit our website at www.arrowfunds.com. We are grateful for your investment and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

September 2023

AD-09182023

Arrow DWA Tactical: Balanced Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2023

The Fund’s performance figures* for the periods ended July 31, 2023, as compared to its benchmark:

					Annualized
		Annualized	Annualized	Annualized	Since Inception -
	One Year	Three Year	Five Year	Ten Year	July 31, 2023
Arrow DWA Tactical: Balanced Fund - Class A **	1.37%	3.13%	4.21%	3.93%	4.51%
Arrow DWA Tactical: Balanced Fund - Class A with load **	-4.49%	1.11%	2.99%	3.32%	4.15%
Arrow DWA Tactical: Balanced Fund - Class C **	0.60%	2.38%	3.44%	3.16%	3.73%
Arrow DWA Tactical: Balanced Fund - Institutional Class Shares ***	1.63%	3.41%	4.49%	4.20%	4.63%
Morningstar Global Flexible Allocation EW Index	5.18%	4.20%	3.10%	3.62%	3.64%** / 3.73%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on July 31, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.20% for Class A shares, 2.95% for Class C shares and 1.96% for the Institutional Class shares per the December 1, 2022 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Consolidated Financial Highlights.

**	Inception date is August 7, 2006 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash. Investors cannot invest directly in an index.

Arrow DWA Tactical: Balanced Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Arrow DWA Tactical: Balanced Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
July 31, 2023

The Fund’s holdings by asset class as of July 31, 2023 are as follows:

Asset Class *	% of Net Assets
Common Stocks
Industrials	5.4%
Consumer Discretionary	5.3%
Technology	3.7%
Materials	3.0%
Financials	3.0%
Communications	2.0%
Health Care	1.9%
Consumer Staples	1.0%
Real Estate	1.0%
Energy	0.3%
Exchange-Traded Funds
Fixed Income	24.9%
Equity	23.2%
Mixed Allocation	0.8%
Exchange-Traded Note
Equity	4.9%
Money Market Fund	16.1%
Put Options Purchased	0.0	% +
Call Options Written	(0.6)%
Other Assets in Excess of Liabilities	4.1%
	100.0%

+	Rounds to less than 0.1%

*	Does not include derivative investments other than put options purchased and call options written.

Please refer to the Consolidated Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical: Macro Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2023

The Fund’s performance figures* for the periods ended July 31, 2023, as compared to its benchmark:

					Annualized
		Annualized	Annualized	Annualized	Since Inception -
	One Year	Three Year	Five Year	Ten Year	July 31, 2023
Arrow DWA Tactical: Macro Fund - Class A **	-1.39%	9.31%	5.06%	5.86%	4.03%
Arrow DWA Tactical: Macro Fund - Class A with load **	-7.04%	7.17%	3.82%	5.24%	3.62%
Arrow DWA Tactical: Macro Fund - Class C **	-2.13%	8.46%	4.24%	5.05%	3.24%
Arrow DWA Tactical: Macro Fund - Institutional Class Shares ***	-1.24%	9.56%	5.30%	6.11%	6.88%
PCM Global Macro Index	1.31%	0.29%	0.84%	0.87%	3.62%** / 0.29%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for the Institutional Class shares per the December 1, 2022 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Consolidated Financial Highlights.

**	Inception date is May 30, 2008 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The objective of the PCM Global Macro Index is total return through broad asset classes including global equities, fixed income, major currencies, precious metals, and commodity ETFs. By using inverse ETFs, PCM’s Risk Management Overlay may allow the capture of positive returns in periods of falling markets. The index may hold long and inverse (short) positions simultaneously. This creates a multi -directional strategy, making it possible to have gains when markets decline. This index may rotate on a monthly basis. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Arrow DWA Tactical: Macro Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
July 31, 2023

The Fund’s holdings by asset class as of July 31, 2023 are as follows:

Asset Class *	% of Net Assets
Exchange-Traded Funds
Equity	90.3%
Money Market Fund	1.9%
Put Options Purchased	0.0	% +
Call Options Written	(0.5)%
Other Assets in Excess of Liabilities	8.3%
	100.0%

+	Rounds to less than 0.1%

*	Does not include derivative investments other than put options purchased and call options written.

Please refer to the Consolidated Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2023

The Fund’s performance figures* for the periods ended July 31, 2023, as compared to its benchmark:

					Annualized
		Annualized	Annualized Five	Annualized	Since Inception - July
	One Year	Three Year	Year	Ten Year	31, 2023
Arrow Managed Futures Strategy Fund - Class A **	20.98%	19.58%	11.29%	5.60%	3.12%
Arrow Managed Futures Strategy Fund - Class A with load **	14.03%	17.26%	10.00%	4.97%	2.66%
Arrow Managed Futures Strategy Fund - Class C **	19.87%	18.64%	10.45%	4.81%	2.36%
Arrow Managed Futures Strategy Fund - Institutional Class Shares ***	21.05%	19.80%	11.54%	5.86%	4.51%
Credit Suisse Managed Futures Liquid Index	0.25%	9.93%	4.95%	3.85%	2.68%** / 3.05%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on July 31, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.78% for Class A shares, 2.52% for Class C shares and 1.52% for the Institutional Class shares per the December 1, 2022 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Consolidated Financial Highlights.

**	Inception date is April 30, 2010 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Credit Suisse Managed Futures Strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies. The Credit Suisse Managed Futures Liquid Index is also a factor within the Credit Suisse Global Strategies Liquid Index. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by asset class as of July 31, 2023 are as follows:

Asset Class *	% of Net Assets
Exchange-Traded Fund
Mixed Allocation	21.2%
Money Market Fund	74.9%
Other Assets in Excess of Liabilities	3.9%
100.0%

*	Does not include derivative investments.

Please refer to the Consolidated Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 26.6%
	ADVERTISING & MARKETING - 1.0%
5,496	Interpublic Group of Companies, Inc. (The)	$188,128
2,233	Omnicom Group, Inc.	188,957
		377,085
	ASSET MANAGEMENT - 0.6%
141	Ameriprise Financial, Inc.	49,131
65	BlackRock, Inc.	48,025
1,768	Franklin Resources, Inc.	51,697
2,949	Invesco Ltd.	49,543
402	T Rowe Price Group, Inc.	49,551
		247,947
	AUTOMOTIVE - 0.9%
8,464	Ford Motor Company	111,809
3,216	General Motors Company	123,398
478	Tesla, Inc.(a)	127,832
		363,039
	BEVERAGES - 1.0%
5,309	Molson Coors Beverage Company, Class B	370,409

	CHEMICALS - 1.0%
607	Air Products and Chemicals, Inc.	185,335
492	New Linde plc	192,210
		377,545
	COMMERCIAL SUPPORT SERVICES - 0.5%
371	Cintas Corporation	186,257

	CONSTRUCTION MATERIALS - 1.0%
439	Martin Marietta Materials, Inc.	195,996
892	Vulcan Materials Company	196,686
		392,682
	DIVERSIFIED INDUSTRIALS - 0.4%
373	Eaton Corporation PLC	76,584
834	Emerson Electric Company	76,186
		152,770

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 26.6% (Continued)
	E-COMMERCE DISCRETIONARY – 1.0%
962	Amazon.com, Inc.(a)	$128,601
2,681	eBay, Inc.	119,331
1,274	Etsy, Inc.(a)	129,503
		377,435
	ELECTRICAL EQUIPMENT - 0.6%
468	AMETEK, Inc.	74,225
494	Generac Holdings, Inc.(a)	75,928
230	Rockwell Automation, Inc.	77,346
		227,499
	ENGINEERING & CONSTRUCTION – 0.9%
1,824	Quanta Services, Inc.	367,755

	HEALTH CARE FACILITIES & SERVICES - 1.9%
550	AmerisourceBergen Corporation	102,795
1,121	Cardinal Health, Inc.	102,538
652	HCA Healthcare, Inc.	177,871
1,134	Henry Schein, Inc.(a)	89,348
227	McKesson Corporation	91,345
1,262	Universal Health Services, Inc., Class B	175,368
		739,265
	HOME CONSTRUCTION - 1.0%
723	DR Horton, Inc.	91,835
731	Lennar Corporation, Class A	92,713
15	NVR, Inc.(a)	94,596
1,099	PulteGroup, Inc.	92,745
		371,889
	INDUSTRIAL SUPPORT SERVICES - 1.0%
2,123	Fastenal Company	124,429
284	United Rentals, Inc.	131,970
176	WW Grainger, Inc.	129,974
		386,373
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
1,074	Bank of New York Mellon Corporation (The)	48,716
597	Northern Trust Corporation	47,832

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 26.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.4% (Continued)
630	State Street Corporation	$45,637
		142,185
	INSURANCE - 2.0%
236	Aon PLC, Class A	75,166
352	Arthur J Gallagher & Company	75,610
1,150	Brown & Brown, Inc.	81,018
1,027	Everest Re Group Ltd.	370,243
410	Marsh & McLennan Companies, Inc.	77,252
332	Willis Towers Watson PLC	70,162
		749,451
	INTERNET MEDIA & SERVICES – 1.0%
1,404	Alphabet, Inc., Class C(a)	186,886
2,076	Match Group, Inc.(a)	96,555
295	Meta Platforms, Inc., Class A(a)	93,987
		377,428
	LEISURE FACILITIES & SERVICES - 1.0%
1,590	Caesars Entertainment, Inc.(a)	93,842
1,479	Las Vegas Sands Corporation(a)	88,459
1,835	MGM Resorts International	93,163
848	Wynn Resorts Ltd.	92,415
		367,879
	MACHINERY - 0.2%
356	Caterpillar, Inc.	94,401

	RENEWABLE ENERGY - 0.3%
374	Enphase Energy, Inc.(a)	56,784
116	First Solar, Inc.(a)	24,058
212	SolarEdge Technologies, Inc.(a)	51,190
		132,032
	RESIDENTIAL REIT - 1.0%
10,407	Invitation Homes, Inc.	369,448

	RETAIL - DISCRETIONARY - 1.0%
1,347	Advance Auto Parts, Inc.	100,203

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 26.6% (Continued)
	RETAIL - DISCRETIONARY - 1.0% (Continued)
35	AutoZone, Inc.(a)	$86,860
1,087	CarMax, Inc.(a)	89,797
101	O’Reilly Automotive, Inc.(a)	93,505
		370,365
	SEMICONDUCTORS - 1.7%
252	Advanced Micro Devices, Inc.(a)	28,829
127	Analog Devices, Inc.	25,340
427	Applied Materials, Inc.	64,729
39	Broadcom, Inc.	35,047
768	Intel Corporation	27,471
127	KLA Corporation	65,272
92	Lam Research Corporation	66,101
298	Microchip Technology, Inc.	27,994
391	Micron Technology, Inc.	27,913
50	Monolithic Power Systems, Inc.	27,975
58	NVIDIA Corporation	27,103
136	NXP Semiconductors N.V.	30,325
301	ON Semiconductor Corporation(a)	32,433
244	Qorvo, Inc.(a)	26,845
193	QUALCOMM, Inc.	25,509
210	Skyworks Solutions, Inc.	24,018
567	Teradyne, Inc.	64,037
134	Texas Instruments, Inc.	24,120
		651,061
	SOFTWARE - 1.0%
800	Fortinet, Inc.(a)	62,176
3,143	Gen Digital, Inc.	61,131
211	Microsoft Corporation	70,879
526	Oracle Corporation	61,663
251	Palo Alto Networks, Inc.(a)	62,740
127	ServiceNow, Inc.(a)	74,041
		392,630
	STEEL - 1.0%
1,139	Nucor Corporation	196,010

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 26.6% (Continued)
	STEEL - 1.0% (Continued)
1,715	Steel Dynamics, Inc.	$182,785
		378,795
	TECHNOLOGY HARDWARE - 1.0%
329	Apple, Inc.	64,632
3,504	Hewlett Packard Enterprise Company	60,900
1,966	HP, Inc.	64,544
829	NetApp, Inc.	64,669
925	Seagate Technology Holdings PLC	58,738
1,489	Western Digital Corporation(a)	63,372
		376,855
	TRANSPORTATION & LOGISTICS - 1.0%
919	JB Hunt Transport Services, Inc.	187,420
446	Old Dominion Freight Line, Inc.	187,093
		374,513
	TRANSPORTATION EQUIPMENT - 0.7%
356	Cummins, Inc.	92,844
1,077	PACCAR, Inc.	92,762
783	Westinghouse Air Brake Technologies Corporation	92,739
		278,345
	WHOLESALE - DISCRETIONARY - 0.5%
1,973	Copart, Inc.(a)	174,393

	TOTAL COMMON STOCKS (Cost $9,118,956)	10,167,731

	EXCHANGE-TRADED FUNDS — 48.9%
	EQUITY - 23.2%
213,966	Arrow DWA Tactical: International ETF (b)(i)	6,199,815
57,756	Arrow Reverse Cap 500 ETF (b)(i)	1,321,457
4,728	Vanguard Growth ETF	1,382,751
		8,904,023
	FIXED INCOME - 24.9%
37,220	iShares 20+ Year Treasury Bond ETF	3,723,861

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.9% (Continued)
	FIXED INCOME - 24.9% (Continued)
14,193	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,530,715
18,726	iShares iBoxx High Yield Corporate Bond ETF	1,413,813
16,304	iShares JP Morgan USD Emerging Markets Bond ETF	1,429,535
20,167	SPDR Bloomberg Convertible Securities ETF	1,450,007
		9,547,931
	MIXED ALLOCATION - 0.8%
3,126	Arrow Reserve Capital Management ETF (i)	311,725

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,097,339)	18,763,679

	EXCHANGE-TRADED NOTE — 4.9%
	EQUITY - 4.9%
76,777	JPMorgan Alerian MLP Index ETN (Cost $1,612,202)	1,862,610

	SHORT-TERM INVESTMENT — 16.1%
	MONEY MARKET FUND - 16.1%
6,162,060	First American Government Obligations Fund, Class X, 5.05%(c)(g)(h) (Cost $6,162,060)	6,162,060

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Contracts(d)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.0% (e)
	PUT OPTIONS PURCHASED - 0.0%(e)
40	S&P500 E-Mini Option	GS	09/15/2023	$4,100	$8,200,000	$14,500

	TOTAL PUT OPTIONS PURCHASED (Cost - $119,500)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $119,500)					14,500

	TOTAL INVESTMENTS - 96.5% (Cost $35,110,057					$36,970,580
	CALL OPTIONS WRITTEN - (0.6)% (Proceeds - $76,750)					(236,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%					1,570,977
	NET ASSETS - 100.0%					$38,305,057

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.6)%
	CALL OPTIONS WRITTEN- (0.6)%
20	S&P500 E-Mini Option	GS	09/15/2023	$4,400	$4,400,000	$236,500

	TOTAL CALL OPTIONS WRITTEN (Proceeds - $76,750)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $76,750)					$236,500

OPEN FUTURES CONTRACTS

Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Depreciation
10	COMEX Gold 100 Troy Ounces Future(g)	12/27/2023	$2,009,200	$(67,700)
	TOTAL FUTURES CONTRACTS			$(67,700)

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	- Non-income producing security.

(b)	- Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.

(c)	- Rate disclosed is the seven day effective yield as of July 31, 2023.

(d)	- Each contract is equivalent to one futures contract.

(e)	- Percentage rounds to less than 0.1%.

(f)	- The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(g)	- All or a portion of this investment is a holding of the ADWAB Fund Limited. See note 2.

(h)	- All or a portion of this investment is pledged as collateral for swap agreements.

(i)	- Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

FINANCIAL INDEX SWAP

Notional Value at July 31, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$2,775,829	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/26/2024	$60,160

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of July 31, 2023.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
1		Australian Dollar CME	Sep-23	Morgan Stanley	$86,975	0.16%	$(801)
9		British Pound CME	Sep-23	Morgan Stanley	697,851	1.28%	(2,826)
8		CAC Index	Aug-23	Morgan Stanley	643,300	1.18%	11,359
0	*	Canadian Dollar CME	Sep-23	Morgan Stanley	26,771	0.05%	53
7		CFE Vix	Aug-23	Morgan Stanley	99,114	0.18%	(5,016)
1		CFE Vix	Nov-23	Morgan Stanley	19,335	0.04%	(337)
2		Dax Index	Sep-23	Morgan Stanley	802,026	1.48%	7,882
2		Emini Nasdaq	Sep-23	Morgan Stanley	484,462	0.89%	15,240
4		Emini S&P	Sep-23	Morgan Stanley	894,665	1.65%	19,959
0	*	Emini S&P 1 Weekly Option	Aug-23	Morgan Stanley	1	0.00%	1
0	*	Emini S&P 1 Weekly Option	Aug-23	Morgan Stanley	2	0.00%	2
0	*	Emini S&P Monday1 W Option	Aug-23	Morgan Stanley	1	0.00%	1
0	*	Emini S&P Wednesday 1 Option	Aug-23	Morgan Stanley	2	0.00%	2
0	*	Emini S&P Wednesday 1 Option	Aug-23	Morgan Stanley	2	0.00%	2
6		EUR/USD CME	Sep-23	Morgan Stanley	894,650	1.65%	(5,213)
14		Euro_Stoxx50	Sep-23	Morgan Stanley	691,447	1.27%	12,593
4		FTSE Index	Sep-23	Morgan Stanley	408,871	0.75%	6,092
1		Japan Govt Bond OSE	Sep-23	Morgan Stanley	969,945	1.79%	(9,374)
43		Mexican Peso CME	Sep-23	Morgan Stanley	1,269,928	2.34%	27,878
3		Mini Dow	Sep-23	Morgan Stanley	471,859	0.87%	7,456
2		Osk Nikkei	Sep-23	Morgan Stanley	370,840	0.68%	9,054
6		Sfe Spi 200	Sep-23	Morgan Stanley	697,026	1.28%	16,650
2		Swiss Franc CME	Sep-23	Morgan Stanley	355,686	0.65%	(4,203)
3		Topix Index	Sep-23	Morgan Stanley	494,885	0.91%	18,485
							$124,939

*	Less than 1 contract

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(25)		2 Yr T-Note	Sep-23	Morgan Stanley	$(5,123,279)	9.43%	$42,128
(14)		5 Yr T-Note	Sep-23	Morgan Stanley	(1,459,146)	2.69%	10,303
(5)		Aussie 10Yr Bond	Sep-23	Morgan Stanley	(354,415)	0.65%	1,479
(29)		Aussie 3 Yr Bond	Sep-23	Morgan Stanley	(2,060,734)	3.79%	(2,938)
(2)		CFE Vix	Oct-23	Morgan Stanley	(42,632)	0.08%	970
(6)		CFE Vix	Sep-23	Morgan Stanley	(102,236)	0.19%	4,075
(0	) *	Emini S&P 1 Weekly Option	Aug-23	Morgan Stanley	(3)	0.00%	(3)
(0	) *	Emini S&P 1 Weekly Option	Aug-23	Morgan Stanley	(28)	0.00%	(28)
(0	) *	Emini S&P Monday1 W Option	Aug-23	Morgan Stanley	(6)	0.00%	(6)
(0	) *	Emini S&P Wednesday 1 Option	Aug-23	Morgan Stanley	(29)	0.00%	(29)
(0	) *	Emini S&P Wednesday 1 Option	Aug-23	Morgan Stanley	(7)	0.00%	(7)
(56)		Erx 2 Bund	Sep-23	Morgan Stanley	(6,421,591)	11.82%	13,726
(16)		Erx Bobl	Sep-23	Morgan Stanley	(2,044,391)	3.76%	2,380
(14)		Euribor	Jun-24	Morgan Stanley	(3,822,182)	7.04%	(5,733)
(18)		Euribor	Sep-23	Morgan Stanley	(4,855,206)	8.94%	(754)
(8)		Euro Bund	Sep-23	Morgan Stanley	(1,233,272)	2.27%	2,587
(6)		Gilts	Sep-23	Morgan Stanley	(790,339)	1.45%	(8,546)
(0	) *	Hang Seng Index	Aug-23	Morgan Stanley	(3,805)	0.01%	(122)
(15)		Ice 3Mth Sonia Future	Dec-23	Morgan Stanley	(4,484,468)	8.25%	(6,063)
(3)		Japanese Yen CME	Sep-23	Morgan Stanley	(280,855)	0.52%	(1,953)
(39)		Three-Month Sofr	Mar-24	Morgan Stanley	(9,221,711)	16.97%	43,294
(10)		Us 10 Yr Notes	Sep-23	Morgan Stanley	(1,158,523)	2.13%	14,372
(6)		Us T.Bond	Sep-23	Morgan Stanley	(763,993)	1.41%	12,178
							$121,310

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing (0.50)%.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

COMMODITY INDEX SWAP ++

Notional Value at July 31, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$1,647,119	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$9,934
	Net Unrealized Appreciation on Swap Contracts					$70,094

++	All of these contracts are holdings of the ADWAB Fund Limited

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of July 31, 2023.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
3		Aluminium LME	Dec-23	Morgan Stanley	$176,934	3.22%	$1,192
1		Beanoil	Dec-23	Morgan Stanley	20,083	0.37%	(872)
1		Brent Oil	Oct-23	Morgan Stanley	74,478	1.36%	1,954
2		Cocoa NY	Dec-23	Morgan Stanley	87,104	1.58%	261
6		Cocoa NY	Sep-23	Morgan Stanley	228,894	4.16%	15,022
1		Crude Oil	Oct-23	Morgan Stanley	42,537	0.77%	1,061
1		Gas Oil LDN	Oct-23	Morgan Stanley	44,344	0.81%	976
1		Gasoline Blendstock	Oct-23	Morgan Stanley	159,554	2.90%	9,851
1		Gold CMX	Dec-23	Morgan Stanley	178,666	3.25%	1,230
0	*	Heating Oil	Oct-23	Morgan Stanley	23,770	0.43%	151
1		Hi Gr. Copper	Sep-23	Morgan Stanley	85,608	1.56%	3,478
13		Iron Ore Cfr China Future	Sep-23	Morgan Stanley	143,391	2.61%	(2,844)
7		Live Cattle	Oct-23	Morgan Stanley	515,860	9.39%	(5,239)
1		Nickel LME	Sep-23	Morgan Stanley	109,167	1.99%	3,331
1		Silver CMX	Sep-23	Morgan Stanley	132,801	2.42%	3,778
1		Soybeans	Nov-23	Morgan Stanley	52,246	0.95%	(2,563)
7		Sugar NY	Oct-23	Morgan Stanley	196,336	3.57%	(6,272)
4		Zinc LME	Sep-23	Morgan Stanley	248,246	4.52%	12,124
							$36,619

Open Short Future Contracts
(5)		Aluminium LME	Dec-23	Morgan Stanley	(312,650)	5.69%	(5,138)
(0	) *	Beanmeal	Dec-23	Morgan Stanley	(1,381)	0.03%	— ^
(0	) *	Coffee NY	Dec-23	Morgan Stanley	(19,367)	0.35%	(550)
(3)		Coffee NY	Sep-23	Morgan Stanley	(171,175)	3.11%	(2,032)
(1)		Corn	Dec-23	Morgan Stanley	(33,543)	0.61%	838
(0	) *	Cotton	Dec-23	Morgan Stanley	(16,988)	0.31%	(662)
(0	) *	Kcbt Red Wheat	Dec-23	Morgan Stanley	(15,910)	0.29%	420
(1)		Lean Hogs	Oct-23	Morgan Stanley	(44,985)	0.82%	(1,706)
(4)		Natural Gas	Oct-23	Morgan Stanley	(100,842)	1.83%	744
(3)		Natural Gas Ttf (Gts)	Sep-23	Morgan Stanley	(60,708)	1.10%	6,135
(1)		Nickel LME	Sep-23	Morgan Stanley	(130,071)	2.37%	(6,753)
(0	) *	Platinum NMX	Oct-23	Morgan Stanley	(6,686)	0.12%	(38)
(1)		Wheat	Dec-23	Morgan Stanley	(28,947)	0.53%	(329)
(6)		Zinc LME	Sep-23	Morgan Stanley	(377,960)	6.88%	(21,168)
							$(30,239)

*	Less than 1 contract

^	Less than $1 US Dollar

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 30.10%.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.3%
	EQUITY - 90.3%
35,317	Consumer Discretionary Select Sector SPDR Fund	$6,135,976
58,571	Industrial Select Sector SPDR Fund	6,467,410
81,793	Invesco S&P 500 Pure Value ETF	6,607,238
107,492	iShares Europe ETF	5,568,086
78,637	iShares MSCI EAFE ETF	5,855,311
135,749	iShares MSCI Eurozone ETF	6,372,058
46,581	iShares MSCI USA Quality Factor ETF	6,519,942
86,823	iShares S&P 500 Growth ETF	6,308,559
34,090	Technology Select Sector SPDR Fund	6,079,952
	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,824,747)	55,914,532

	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
1,148,206	First American Government Obligations Fund, Class X, 5.05%(b) (e) (Cost $1,148,206)	1,148,206

Contracts(a)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.0% (c)
	PUT OPTIONS PURCHASED - 0.0%(c)
70	S&P500 E-Mini Option	GS	09/15/2023	$4,100	$14,350,000	$25,375

	TOTAL PUT OPTIONS PURCHASED (Cost - $209,125)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $209,125)					25,375

	TOTAL INVESTMENTS - 92.2% (Cost $54,182,078)					$57,088,113
	CALL OPTIONS WRITTEN - (0.5)% (Proceeds - $107,450)					(331,100)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3%					$5,124,718
	NET ASSETS - 100.0%					$61,881,731

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.5)%
	CALL OPTIONS WRITTEN- (0.5)%
28	S&P500 E-Mini Option	GS	09/15/2023	$4,400	$6,160,000	$331,100

	TOTAL CALL OPTIONS WRITTEN (Proceeds - $107,450)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $107,450)					$331,100

OPEN FUTURES CONTRACTS

Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Appreciation
52	COMEX Silver Future(e)	09/27/2023	$6,492,720	$214,620
	TOTAL FUTURES CONTRACTS			$214,620

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	Each contract is equivalent to one futures contract.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(c)	Percentage rounds to less than 0.1%.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. (e) All or a portion of this investment is a holding of the ADWAT Fund Limited. See Note 2.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 21.2%
	MIXED ALLOCATION - 21.2%
404,277	Arrow Reserve Capital Management ETF(a)(e) (Cost $40,458,863)	$40,314,502

	SHORT-TERM INVESTMENT — 74.9%
	MONEY MARKET FUND - 74.9%
142,271,811	First American Government Obligations Fund Class X, Class X, 5.05%(b)(c)(d) (Cost $142,271,811)	142,271,811

	TOTAL INVESTMENTS - 96.1% (Cost $182,730,674)	$182,586,313
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%	7,295,933
	NET ASSETS - 100.0%	$189,882,246

ETF	- Exchange-Traded Fund

(a)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(c)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”). See Note 2.

(d)	All or a portion of this investment is pledged as collateral for swap agreements.

(e)	Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

FINANCIAL INDEX SWAP

Notional Value at July 31, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$91,717,362	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/26/2024	$1,987,807

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of July 31, 2023.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
43	Australian Dollar CME	Sep-23	Morgan Stanley	$2,873,785	0.16%	$(26,454)
287	British Pound CME	Sep-23	Morgan Stanley	23,057,999	1.28%	(93,368)
257	CAC Index	Aug-23	Morgan Stanley	21,255,566	1.18%	375,330
12	Canadian Dollar CME	Sep-23	Morgan Stanley	884,569	0.05%	1,752
220	CFE Vix	Aug-23	Morgan Stanley	3,274,878	0.18%	(165,727)
36	CFE Vix	Nov-23	Morgan Stanley	638,869	0.04%	(11,149)
58	Dax Index	Sep-23	Morgan Stanley	26,500,100	1.48%	260,427
50	Emini Nasdaq	Sep-23	Morgan Stanley	16,007,338	0.89%	503,540
128	Emini S&P	Sep-23	Morgan Stanley	29,561,035	1.65%	659,466
3	Emini S&P 1 Weekly Option	Aug-23	Morgan Stanley	22	0.00%	22
4	Emini S&P 1 Weekly Option	Aug-23	Morgan Stanley	68	0.00%	68
3	Emini S&P Monday1 W Option	Aug-23	Morgan Stanley	29	0.00%	29
3	Emini S&P Wednesday 1 Option	Aug-23	Morgan Stanley	66	0.00%	65
3	Emini S&P Wednesday 1 Option	Aug-23	Morgan Stanley	51	0.00%	51
215	EUR/USD CME	Sep-23	Morgan Stanley	29,560,531	1.65%	(172,243)
462	Euro_Stoxx50	Sep-23	Morgan Stanley	22,846,399	1.27%	416,085
137	FTSE Index	Sep-23	Morgan Stanley	13,509,704	0.75%	201,272
31	Japan Govt Bond OSE	Sep-23	Morgan Stanley	32,048,383	1.79%	(309,732)
1,416	Mexican Peso CME	Sep-23	Morgan Stanley	41,960,242	2.34%	921,122
87	Mini Dow	Sep-23	Morgan Stanley	15,590,891	0.87%	246,373
52	Osk Nikkei	Sep-23	Morgan Stanley	12,253,103	0.68%	299,157
186	Sfe Spi 200	Sep-23	Morgan Stanley	23,030,758	1.28%	550,152
82	Swiss Franc CME	Sep-23	Morgan Stanley	11,752,389	0.65%	(138,866)
100	Topix Index	Sep-23	Morgan Stanley	16,351,729	0.91%	610,786
						$4,128,158

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(834)	2 Yr T-Note	Sep-23	Morgan Stanley	$(169,280,564)	9.43%	$1,391,959
(451)	5 Yr T-Note	Sep-23	Morgan Stanley	(48,212,299)	2.69%	340,425
(150)	Aussie 10Yr Bond	Sep-23	Morgan Stanley	(11,710,383)	0.65%	48,881
(956)	Aussie 3 Yr Bond	Sep-23	Morgan Stanley	(68,089,620)	3.79%	(97,090)
(82)	CFE Vix	Oct-23	Morgan Stanley	(1,408,627)	0.08%	32,062
(207)	CFE Vix	Sep-23	Morgan Stanley	(3,378,035)	0.19%	134,643
(3)	Emini S&P 1 Weekly Option	Aug-23	Morgan Stanley	(95)	0.00%	(95)
(4)	Emini S&P 1 Weekly Option	Aug-23	Morgan Stanley	(942)	0.00%	(942)
(3)	Emini S&P Monday1 W Option	Aug-23	Morgan Stanley	(197)	0.00%	(197)
(3)	Emini S&P Wednesday 1 Option	Aug-23	Morgan Stanley	(946)	0.00%	(946)
(3)	Emini S&P Wednesday 1 Option	Aug-23	Morgan Stanley	(248)	0.00%	(247)
(1,836)	Erx 2 Bund	Sep-23	Morgan Stanley	(212,178,656)	11.82%	453,518
(530)	Erx Bobl	Sep-23	Morgan Stanley	(67,549,651)	3.76%	78,656
(477)	Euribor	Jun-24	Morgan Stanley	(126,290,417)	7.04%	(189,435)
(607)	Euribor	Sep-23	Morgan Stanley	(160,423,034)	8.94%	(24,914)
(279)	Euro Bund	Sep-23	Morgan Stanley	(40,749,102)	2.27%	85,478
(212)	Gilts	Sep-23	Morgan Stanley	(26,113,934)	1.45%	(282,356)
(1)	Hang Seng Index	Aug-23	Morgan Stanley	(125,737)	0.01%	(4,045)
(490)	Ice 3Mth Sonia Future	Dec-23	Morgan Stanley	(148,173,317)	8.25%	(200,344)
(105)	Japanese Yen CME	Sep-23	Morgan Stanley	(9,279,845)	0.52%	(64,534)
(1,285)	Three-Month Sofr	Mar-24	Morgan Stanley	(304,698,689)	16.97%	1,430,506
(344)	Us 10 Yr Notes	Sep-23	Morgan Stanley	(38,279,289)	2.13%	474,879
(203)	Us T.Bond	Sep-23	Morgan Stanley	(25,243,444)	1.41%	402,384
						$4,008,246

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing (0.5)%.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

COMMODITY INDEX SWAP ++

Notional Value at July 31, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$92,818,885	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$559,767

		Net Unrealized Appreciation on Swap Contracts				$2,547,574

++	All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of July 31, 2023.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
173	Aluminium LME	Dec-23	Morgan Stanley	$9,970,610	3.22%	$67,198
31	Beanoil	Dec-23	Morgan Stanley	1,131,725	0.37%	(49,120)
49	Brent Oil	Oct-23	Morgan Stanley	4,197,022	1.36%	110,136
139	Cocoa NY	Dec-23	Morgan Stanley	4,908,526	1.58%	14,729
364	Cocoa NY	Sep-23	Morgan Stanley	12,898,706	4.16%	846,528
29	Crude Oil	Oct-23	Morgan Stanley	2,397,063	0.77%	59,769
29	Gas Oil LDN	Oct-23	Morgan Stanley	2,498,906	0.81%	54,999
82	Gasoline Blendstock	Oct-23	Morgan Stanley	8,991,196	2.90%	555,153
50	Gold CMX	Dec-23	Morgan Stanley	10,068,254	3.25%	69,300
11	Heating Oil	Oct-23	Morgan Stanley	1,339,499	0.43%	8,485
48	Hi Gr. Copper	Sep-23	Morgan Stanley	4,824,192	1.56%	195,985
753	Iron Ore Cfr China Future	Sep-23	Morgan Stanley	8,080,385	2.61%	(160,238)
405	Live Cattle	Oct-23	Morgan Stanley	29,069,860	9.39%	(295,251)
46	Nickel LME	Sep-23	Morgan Stanley	6,151,797	1.99%	187,700
60	Silver CMX	Sep-23	Morgan Stanley	7,483,659	2.42%	212,877
44	Soybeans	Nov-23	Morgan Stanley	2,944,191	0.95%	(144,425)
410	Sugar NY	Oct-23	Morgan Stanley	11,063,998	3.57%	(353,471)
218	Zinc LME	Sep-23	Morgan Stanley	13,989,224	4.52%	683,212
						$2,063,566
Open Short Future Contracts
(306)	Aluminium LME	Dec-23	Morgan Stanley	(17,618,522)	5.69%	(289,552)
(2)	Beanmeal	Dec-23	Morgan Stanley	(77,799)	0.03%	— ^
(18)	Coffee NY	Dec-23	Morgan Stanley	(1,091,346)	0.35%	(31,006)
(156)	Coffee NY	Sep-23	Morgan Stanley	(9,646,081)	3.11%	(114,499)
(74)	Corn	Dec-23	Morgan Stanley	(1,890,207)	0.61%	47,212
(23)	Cotton	Dec-23	Morgan Stanley	(957,292)	0.31%	(37,298)
(22)	Kcbt Red Wheat	Dec-23	Morgan Stanley	(896,540)	0.29%	23,692
(74)	Lean Hogs	Oct-23	Morgan Stanley	(2,535,015)	0.82%	(96,144)
(207)	Natural Gas	Oct-23	Morgan Stanley	(5,682,668)	1.83%	41,926
(152)	Natural Gas Ttf (Gts)	Sep-23	Morgan Stanley	(3,421,027)	1.10%	345,726
(55)	Nickel LME	Sep-23	Morgan Stanley	(7,329,801)	2.37%	(380,524)
(8)	Platinum NMX	Oct-23	Morgan Stanley	(376,754)	0.12%	(2,132)
(47)	Wheat	Dec-23	Morgan Stanley	(1,631,253)	0.53%	(18,521)
(332)	Zinc LME	Sep-23	Morgan Stanley	(21,298,909)	6.88%	(1,192,891)
						$(1,704,011)
^	Less than $1 US Dollar

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 30.10%.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2023

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$27,743,231	$54,182,078	$142,271,811
Affiliated companies, At cost	7,366,826	—	40,458,863
Investments, At cost	$35,110,057	$54,182,078	$182,730,674
Unaffiliated companies, At value	$29,137,583	$57,088,113	$142,271,811
Affiliated companies, At value	7,832,997	—	40,314,502
Investments, At value	$36,970,580	$57,088,113	$182,586,313
Cash held as collateral with custodian for swaps	130,860	—	3,940,670
Deposits with brokers:
Futures - Goldman Sachs & Co. LLC	288,800	4,315,204	—
Options - Goldman Sachs & Co. LLC	776,352	755,069	—
Unrealized appreciation on swap contracts	70,094	—	2,547,574
Unrealized appreciation on futures contracts	—	214,620	—
Receivable for Fund shares sold	42,852	36,214	334,050
Receivable for securities sold	1,251,886	—	—
Dividends and interest receivable	33,279	5,841	712,966
Prepaid expenses and other assets	25,582	45,936	88,957
TOTAL ASSETS	39,590,285	62,460,997	190,210,530

LIABILITIES
Options written, at value (Proceeds Received $76,750, $107,450, and $0)	236,500	331,100	—
Payable for investments purchased	807,501	—	—
Investment advisory fees payable	27,635	45,688	139,697
Unrealized depreciation on futures contracts	67,700	—	—
Payable for Fund shares repurchased	76,260	121,310	42,978
Payable to related parties	25,225	32,709	82,141
Payable for third party administrative servicing fees	7,952	9,207	11,008
Distribution (12b-1) fees payable	2,851	6,299	11,624
Accrued expenses and other liabilities	33,604	32,953	40,836
TOTAL LIABILITIES	1,285,228	579,266	328,284
NET ASSETS	$38,305,057	$61,881,731	$189,882,246

Net Assets Consist Of:

Paid in capital	$36,521,691	$59,817,147	$174,203,976
Distributable earnings	1,783,366	2,064,584	15,678,270
NET ASSETS	$38,305,057	$61,881,731	$189,882,246

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2023

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$26,385,628	$29,536,163	$36,497,826
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,318,140	3,365,384	5,222,529
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$11.38	$8.78	$6.99
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$12.07	$9.32	$7.42

Class C Shares:
Net Assets	$4,354,235	$4,121,069	$3,646,052
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	429,044	532,039	572,031
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$10.15	$7.75	$6.37

Institutional Class Shares:
Net Assets	$7,565,194	$28,224,499	$149,738,368
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	648,561	3,178,176	21,041,832
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$11.66	$8.88	$7.12

(a)	For each of the Funds redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2023

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$659,738	$1,734,575	$—
Dividends from affiliated companies	194,636	85,760	1,208,702
Interest	221,318	482,121	4,938,008
Less: Witholding tax	(67)	—	—
TOTAL INVESTMENT INCOME	1,075,625	2,302,456	6,146,710

EXPENSES
Investment advisory fees	355,331	661,492	1,406,179
Distribution (12b-1) fees, Class A	67,506	75,464	73,834
Distribution (12b-1) fees, Class C	48,495	51,862	33,960
Registration fees	73,967	67,602	78,534
Administrative services fees	57,227	87,566	172,390
Transfer agent fees	29,565	49,894	103,192
Third Party Administrative Servicing Fees	28,512	52,704	48,771
Professional fees	28,234	34,499	42,246
Accounting services fees	20,478	36,759	77,419
Custodian fees	13,976	8,308	15,642
Trustees’ fees and expenses	8,198	9,940	13,034
Printing and postage expenses	8,174	14,218	18,252
Insurance expense	3,429	3,429	9,717
Compliance officer fees	3,129	5,835	12,806
Other expenses	2,668	2,144	2,510
TOTAL EXPENSES	748,889	1,161,716	2,108,486
Less: Fees waived	(3,769)	(1,388)	(19,242)
NET EXPENSES	745,120	1,160,328	2,089,244

NET INVESTMENT INCOME	330,505	1,142,128	4,057,466

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Security transactions, unaffiliated companies	(1,475,845)	(409,115)	732
Security transactions, affiliated companies	119,966	(590,619)	(21,726)
Distributions of capital gains from affiliated companies	251,132	—	—
Futures contracts	61,824	(336,222)	—
Swap contracts	652,619	—	18,778,105
Written options	118,450	192,950	—
	(271,854)	(1,143,006)	18,757,111
Net change in unrealized appreciation/(depreciation) of:
Securities, unaffiliated companies	(161,252)	467,347	—
Securities, affiliated companies	588,979	—	187,415
Futures contracts	(67,700)	(2,361,541)	—
Swap contracts	195,764	—	6,570,193
Written Options	(159,750)	(223,650)	—
	396,041	(2,117,844)	6,757,608
NET REALIZED AND UNREALIZED GAIN (LOSS)	124,187	(3,260,850)	25,514,719

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$454,692	$(2,118,722)	$29,572,185

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2023	July 31, 2022
FROM OPERATIONS
Net investment income (loss)	$330,505	$(47,555)
Net realized gain (loss) from securities, futures contracts, written options and swap contracts	(271,854)	2,379,198
Net change in unrealized appreciation/(depreciation) of securities, futures contracts, written options and swap contracts	396,041	(5,085,640)
Net increase (decrease) in net assets resulting from operations	454,692	(2,753,997)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(1,558,278)	(1,502,443)
Class C	(256,219)	(375,054)
Institutional Class	(466,866)	(417,991)
Net decrease in net assets from distributions to shareholders	(2,281,363)	(2,295,488)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,153,270	1,197,243
Class C	28,298	229,880
Institutional Class	1,952,859	3,428,248
Net asset value of shares issued in reinvestment of distributions:
Class A	1,417,170	1,385,688
Class C	250,540	370,689
Institutional Class	448,308	399,361
Redemption fee proceeds:
Class A	15	97
Class C	—	1
Institutional Class	— *	—
Payments for shares redeemed:
Class A	(3,706,089)	(3,955,108)
Class C	(1,323,295)	(2,291,422)
Institutional Class	(3,396,136)	(7,951,625)
Net decrease in net assets from shares of beneficial interest	(3,175,060)	(7,186,948)

TOTAL DECREASE IN NET ASSETS	(5,001,731)	(12,236,433)

NET ASSETS
Beginning of Year	43,306,788	55,543,221
End of Year	$38,305,057	$43,306,788

*	Less than $1 dollar.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2023	July 31, 2022

SHARE ACTIVITY - Class A
Shares Sold	101,606	93,601
Shares Reinvested	126,759	110,869
Shares Redeemed	(324,339)	(312,216)
Net decrease in shares of beneficial interest outstanding	(95,974)	(107,746)

SHARE ACTIVITY - Class C
Shares Sold	2,795	19,781
Shares Reinvested	25,029	33,022
Shares Redeemed	(129,579)	(200,686)
Net decrease in shares of beneficial interest outstanding	(101,755)	(147,883)

SHARE ACTIVITY - Institutional Class
Shares Sold	163,406	271,103
Shares Reinvested	39,188	31,249
Shares Redeemed	(287,286)	(602,651)
Net decrease in shares of beneficial interest outstanding	(84,692)	(300,299)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2023	July 31, 2022
FROM OPERATIONS
Net investment income (loss)	$1,142,128	$(131,794)
Net realized gain (loss) from securities, futures contracts and written options	(1,143,006)	4,656,632
Net change in unrealized appreciation/(depreciation) of securities, futures contracts and written options	(2,117,844)	687,229
Net increase (decrease) in net assets resulting from operations	(2,118,722)	5,212,067

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(2,127,872)	(5,268,646)
Class C	(368,229)	(1,517,162)
Institutional Class	(2,645,747)	(3,175,301)
Net decrease in net assets from distributions to shareholders	(5,141,848)	(9,961,109)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,690,449	5,863,912
Class C	114,003	754,536
Institutional Class	16,335,299	32,133,568
Net asset value of shares issued in reinvestment of distributions:
Class A	1,913,166	4,770,641
Class C	354,794	1,462,708
Institutional Class	2,292,281	2,903,798
Redemption fee proceeds:
Class A	534	746
Class C	—	188
Institutional Class	2,503	1,428
Payments for shares redeemed:
Class A	(5,927,572)	(3,996,246)
Class C	(2,456,824)	(3,751,848)
Institutional Class	(29,742,920)	(8,081,032)
Net increase (decrease) in net assets from shares of beneficial interest	(12,424,287)	32,062,399

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,684,857)	27,313,357

NET ASSETS
Beginning of Year	81,566,588	54,253,231
End of Year	$61,881,731	$81,566,588

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2023	July 31, 2022
SHARE ACTIVITY - Class A
Shares Sold	521,687	599,236
Shares Reinvested	222,720	530,071
Shares Redeemed	(683,850)	(402,325)
Net increase in shares of beneficial interest outstanding	60,557	726,982

SHARE ACTIVITY - Class C
Shares Sold	13,832	83,701
Shares Reinvested	46,561	181,929
Shares Redeemed	(314,475)	(412,619)
Net decrease in shares of beneficial interest outstanding	(254,082)	(146,989)

SHARE ACTIVITY - Institutional Class
Shares Sold	1,780,909	3,315,635
Shares Reinvested	264,088	319,450
Shares Redeemed	(3,353,681)	(829,439)
Net increase (decrease) in shares of beneficial interest outstanding	(1,308,684)	2,805,646

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2023	July 31, 2022
FROM OPERATIONS
Net investment income (loss)	$4,057,466	$(1,198,828)
Net realized gain from securities and swap contracts	18,757,111	35,824,206
Net change in unrealized appreciation (depreciation) of securities and swap contracts	6,757,608	(3,967,896)
Net increase in net assets resulting from operations	29,572,185	30,657,482

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(8,022,508)	(149,420)
Class C	(1,182,842)	(25,640)
Institutional Class	(40,719,040)	(2,061,747)
Net decrease in net assets from distributions to shareholders	(49,924,390)	(2,236,807)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	24,731,543	17,626,270
Class C	2,723,282	1,964,128
Institutional Class	49,746,373	42,092,255
Net asset value of shares issued in reinvestment of distributions:
Class A	7,777,112	138,170
Class C	1,114,021	23,886
Institutional Class	33,562,917	1,677,257
Redemption fee proceeds:
Class A	15,981	7,774
Class C	2,293	810
Institutional Class	6,250	13,837
Payments for shares redeemed:
Class A	(12,509,544)	(5,266,111)
Class C	(2,824,660)	(1,016,233)
Institutional Class	(26,546,711)	(45,750,887)
Net increase in net assets from shares of beneficial interest	77,798,857	11,511,156

TOTAL INCREASE IN NET ASSETS	57,446,652	39,931,831

NET ASSETS
Beginning of Year	132,435,594	92,503,763
End of Year	$189,882,246	$132,435,594

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2023	July 31, 2022
SHARE ACTIVITY - Class A
Shares Sold	3,441,853	2,110,352
Shares Reinvested	1,105,421	22,467
Shares Redeemed	(1,805,668)	(678,826)
Net increase in shares of beneficial interest outstanding	2,741,606	1,453,993

SHARE ACTIVITY - Class C
Shares Sold	422,923	248,630
Shares Reinvested	170,982	4,125
Shares Redeemed	(443,918)	(134,000)
Net increase in shares of beneficial interest outstanding	149,987	118,755

SHARE ACTIVITY - Institutional Class
Shares Sold	6,905,935	5,745,623
Shares Reinvested	4,714,072	269,223
Shares Redeemed	(3,720,717)	(5,985,128)
Net increase in shares of beneficial interest outstanding	7,899,290	29,718

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year		Year	Year		Year
	Ended	Ended		Ended	Ended		Ended
	July 31,	July 31,		July 31,	July 31,		July 31,
Class A Shares	2023	2022		2021	2020		2019
Net asset value, beginning of year	$11.90	$13.25		$12.92	$11.91		$12.84
Activity from investment operations:
Net investment income (loss) (1)	0.09	(0.00	) (3)	(0.10)	(0.00	) (3)	0.04
Net realized and unrealized gain (loss) on investments	0.07	(0.73)		1.92	1.25		0.00 (3)
Total from investment operations	0.16	(0.73)		1.82	1.25		0.04
Paid-in-capital from redemption fees	0.00 (3)	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)
Less distributions from:
Net investment income	(0.31)	—		(0.03)	(0.15)		—
Net realized gains	(0.37)	(0.62)		(1.46)	(0.09)		(0.97)
Total distributions	(0.68)	(0.62)		(1.49)	(0.24)		(0.97)
Net asset value, end of year	$11.38	$11.90		$13.25	$12.92		$11.91
Total return (2)	1.37%	(5.76)%		14.81%	10.72%		1.22%
Net assets, end of year (000s)	$26,386	$28,725		$33,420	$25,289		$29,818
Ratio of gross expenses to average net assets (4)(6)	1.85%	1.85%		1.86%	1.83%		1.73%
Ratio of net expenses to average net assets (4)	1.84%	1.84%		1.85%	1.82%		1.72%
Ratio of net investment income (loss) to average net assets (4)(5)	0.89%	(0.03)%		(0.76)%	(0.04)%		0.34%
Portfolio Turnover Rate	149%	122%		112%	124%		121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year		Year	Year	Year
	Ended		Ended		Ended	Ended	Ended
	July 31,		July 31,		July 31,	July 31,	July 31,
Class C Shares	2023		2022		2021	2020	2019
Net asset value, beginning of year	$10.64		$12.01		$11.89	$10.92	$11.95
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.09)		(0.17)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	0.07		(0.66)		1.75	1.16	(0.02)
Total from investment operations	0.08		(0.75)		1.58	1.07	(0.06)
Paid-in-capital from redemption fees	—		0.00	(3)	0.00 (3)	—	0.00 (3)
Less distributions from:
Net investment income	(0.20)		—		—	(0.01)	—
Net realized gains	(0.37)		(0.62)		(1.46)	(0.09)	(0.97)
Total distributions	(0.57)		(0.62)		(1.46)	(0.10)	(0.97)
Net asset value, end of year	$10.15		$10.64		$12.01	$11.89	$10.92
Total return (2)	0.69	% (7)	(6.55	)% (7)	14.04%	9.87%	0.43%
Net assets, end of year (000s)	$4,354		$5,650		$8,150	$18,613	$23,547
Ratio of gross expenses to average net assets (4)(6)	2.60%		2.60%		2.61%	2.58%	2.48%
Ratio of net expenses to average net assets (4)	2.59%		2.59%		2.60%	2.57%	2.47%
Ratio of net investment income (loss) to average net assets (4)(5)	0.14%		(0.80)%		(1.51)%	(0.79)%	(0.35)%
Portfolio Turnover Rate	149%		122%		112%	124%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year		Year	Year	Year
	Ended		Ended		Ended	Ended	Ended
	July 31,		July 31,		July 31,	July 31,	July 31,
Institutional Class Shares	2023		2022		2021	2020	2019
Net asset value, beginning of year	$12.18		$13.52		$13.15	$12.12	$13.02
Activity from investment operations:
Net investment income (loss) (1)	0.13		0.03		(0.07)	0.03	0.09
Net realized and unrealized gain (loss) on investments	0.07		(0.75)		1.96	1.27	(0.02)
Total from investment operations	0.20		(0.72)		1.89	1.30	0.07
Paid-in-capital from redemption fees	0.00	(3)	—		0.00 (3)	—	0.00 (3)
Less distributions from:
Net investment income	(0.35)		—		(0.06)	(0.18)	—
Net realized gains	(0.37)		(0.62)		(1.46)	(0.09)	(0.97)
Total distributions	(0.72)		(0.62)		(1.52)	(0.27)	(0.97)
Net asset value, end of year	$11.66		$12.18		$13.52	$13.15	$12.12
Total return (2)	1.63	% (7)	(5.57	)% (7)	15.14%	11.02%	1.44%
Net assets, end of year (000s)	$7,565		$8,932		$13,973	$6,735	$10,707
Ratio of gross expenses to average net assets (4)(6)	1.60%		1.61%		1.61%	1.58%	1.48%
Ratio of net expenses to average net assets (4)	1.59%		1.59%		1.59%	1.57%	1.47%
Ratio of net investment income (loss) to average net assets (4)(5)	1.15%		0.20%		(0.51)%	0.27%	0.74%
Portfolio Turnover Rate	149%		122%		112%	124%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.55	$10.59	$9.50	$9.94	$10.77
Activity from investment operations:
Net investment income (loss) (1)	0.13	(0.03)	(0.10)	0.01	0.02
Net realized and unrealized gain (loss) on investments	(0.28)	1.05	1.89	0.20	(0.49)
Total from investment operations	(0.15)	1.02	1.79	0.21	(0.47)
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.53)	—	(0.49)	(0.09)	—
Net realized gains	(0.09)	(2.06)	(0.21)	(0.56)	(0.36)
Total distributions	(0.62)	(2.06)	(0.70)	(0.65)	(0.36)
Net asset value, end of year	$8.78	$9.55	$10.59	$9.50	$9.94
Total return (2)	(1.39)%	10.87%	19.46%	2.03%	(3.93)%
Net assets, end of year (000s)	$29,536	$31,558	$27,287	$17,875	$25,373
Ratio of gross expenses to average net assets (4)(6)	1.65%	1.69%	1.83%	1.74%	1.61%
Ratio of net expenses to average net assets (4)	1.65%	1.69%	1.83%	1.74%	1.61%
Ratio of net investment income (loss) to average net assets (4)(5)	1.46%	(0.25)%	(0.98)%	0.07%	0.22%
Portfolio Turnover Rate	159%	150%	152%	147%	183%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.49	$9.70	$8.75	$9.20	$10.08
Activity from investment operations:
Net investment income (loss) (1)	0.05	(0.10)	(0.15)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.24)	0.95	1.72	0.19	(0.47)
Total from investment operations	(0.19)	0.85	1.57	0.13	(0.52)
Paid-in-capital from redemption fees	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.46)	—	(0.41)	(0.02)	—
Net realized gains	(0.09)	(2.06)	(0.21)	(0.56)	(0.36)
Total distributions	(0.55)	(2.06)	(0.62)	(0.58)	(0.36)
Net asset value, end of year	$7.75	$8.49	$9.70	$8.75	$9.20
Total return (2)	(2.13)%	10.00%	18.51%	1.24%	(4.71)%
Net assets, end of year (000s)	$4,121	$6,676	$9,047	$21,539	$31,671
Ratio of gross expenses to average net assets (4)(6)	2.40%	2.44%	2.58%	2.49%	2.36%
Ratio of net expenses to average net assets (4)	2.40%	2.43%	2.58%	2.49%	2.36%
Ratio of net investment income (loss) to average net assets (4)(5)	0.71%	(1.06)%	(1.62)%	(0.67)%	(0.49)%
Portfolio Turnover Rate	159%	150%	152%	147%	183%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.66	$10.66	$9.56	$10.01	$10.82
Activity from investment operations:
Net investment income (loss) (1)	0.15	0.01	(0.07)	0.03	0.05
Net realized and unrealized gain (loss) on investments	(0.28)	1.05	1.89	0.20	(0.50)
Total from investment operations	(0.13)	1.06	1.82	0.23	(0.45)
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.56)	—	(0.51)	(0.12)	(0.00	) (3)
Net realized gains	(0.09)	(2.06)	(0.21)	(0.56)	(0.36)
Total distributions	(0.65)	(2.06)	(0.72)	(0.68)	(0.36)
Net asset value, end of year	$8.88	$9.66	$10.66	$9.56	$10.01
Total return (2)	(1.24)%	11.20%	19.73%	2.23%	(3.69)%
Net assets, end of year (000s)	$28,224	$43,333	$17,919	$45,834	$63,635
Ratio of gross expenses to average net assets (4)(6)	1.40%	1.44%	1.58%	1.49%	1.36%
Ratio of net expenses to average net assets (4)	1.40%	1.44%	1.58%	1.49%	1.36%
Ratio of net investment income (loss) to average net assets (4)(5)	1.71%	0.09%	(0.65)%	0.34%	0.51%
Portfolio Turnover Rate	159%	150%	152%	147%	183%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year		Year	Year		Year
	Ended		Ended		Ended	Ended		Ended
	July 31,		July 31,		July 31,	July 31,		July 31,
Class A Shares	2023		2022		2021	2020		2019
Net asset value, beginning of year	$8.17		$6.33		$5.94	$7.37		$7.62
Activity from investment operations:
Net investment income (loss) (1)	0.16		(0.09)		(0.09)	(0.00	) (4)	0.06
Net realized and unrealized gain (loss) on investments	1.41		2.07		0.48	(0.71)		0.73
Total from investment operations	1.57		1.98		0.39	(0.71)		0.79
Paid-in-capital from redemption fees (4)	0.00		0.00		0.00	0.00		0.00
Less distributions from:
Net investment income	(2.75)		(0.14)		—	(0.72)		(1.04)
Total distributions	(2.75)		(0.14)		—	(0.72)		(1.04)
Net asset value, end of year	$6.99		$8.17		$6.33	$5.94		$7.37
Total return (2)	21.57	% (7)	31.98	% (7)	6.57%	(11.47)%		12.80%
Net assets, end of year (000s)	$36,498		$20,271		$6,502	$7,415		$12,524
Ratio of gross expenses to average net assets (3)(5)	1.46%		1.55%		1.61%	1.53%		1.47%
Ratio of net expenses to average net assets (5)	1.45%		1.54%		1.59%	1.51%		1.43%
Ratio of net investment income (loss) to average net assets (5)(6)	2.24%		(1.18)%		(1.51)%	0.02%		0.91%
Portfolio Turnover Rate	0%		0%		11%	11%		3%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year		Year	Year	Year
	Ended		Ended		Ended	Ended	Ended
	July 31,		July 31,		July 31,	July 31,	July 31,
Class C Shares	2023		2022		2021	2020	2019
Net asset value, beginning of year	$7.66		$5.93		$5.61	$7.02	$7.28
Activity from investment operations:
Net investment income (loss) (1)	0.09		(0.14)		(0.13)	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	1.30		1.96		0.45	(0.67)	0.70
Total from investment operations	1.39		1.82		0.32	(0.71)	0.71
Paid-in-capital from redemption fees	0.00	(4)	0.00	(4)	0.00 (4)	0.00 (4)	—
Less distributions from:
Net investment income	(2.68)		(0.09)		—	(0.70)	(0.97)
Total distributions	(2.68)		(0.09)		—	(0.70)	(0.97)
Net asset value, end of year	$6.37		$7.66		$5.93	$5.61	$7.02
Total return (2)	20.31	% (7)	31.09	% (7)	5.70%	(12.07)%	11.97%
Net assets, end of year (000s)	$3,646		$3,231		$1,799	$2,379	$4,356
Ratio of gross expenses to average net assets (3)(5)	2.21%		2.29%		2.36%	2.28%	2.22%
Ratio of net expenses to average net assets (5)	2.20%		2.28%		2.34%	2.26%	2.18%
Ratio of net investment income (loss) to average net assets (5)(6)	1.49%		(1.95)%		(2.26)%	(0.70)%	0.10%
Portfolio Turnover Rate	0%		0%		11%	11%	3%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year		Year	Year	Year
	Ended		Ended		Ended	Ended	Ended
	July 31,		July 31,		July 31,	July 31,	July 31,
Institutional Class Shares	2023		2022		2021	2020	2019
Net asset value, beginning of year	$8.29		$6.42		$6.01	$7.44	$7.72
Activity from investment operations:
Net investment income (loss) (1)	0.18		(0.07)		(0.08)	0.02	0.07
Net realized and unrealized gain (loss) on investments	1.41		2.09		0.49	(0.72)	0.75
Total from investment operations	1.59		2.02		0.41	(0.70)	0.82
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00	0.00	0.00
Less distributions from:
Net investment income	(2.76)		(0.15)		—	(0.73)	(1.10)
Total distributions	(2.76)		(0.15)		—	(0.73)	(1.10)
Net asset value, end of year	$7.12		$8.29		$6.42	$6.01	$7.44
Total return (2)	21.64	% (7)	32.34	% (7)	6.82%	(11.23)%	13.12%
Net assets, end of year (000s)	$149,738		$108,933		$84,202	$74,005	$110,610
Ratio of gross expenses to average net assets (4)(5)	1.21%		1.29%		1.36%	1.28%	1.21%
Ratio of net expenses to average net assets (5)	1.20%		1.27%		1.34%	1.26%	1.18%
Ratio of net investment income (loss) to average net assets (5)(6)	2.49%		(1.01)%		(1.26)%	0.26%	1.03%
Portfolio Turnover Rate	0%		0%		11%	11%	3%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
July 31, 2023

1.	ORGANIZATION

The Arrow DWA Tactical: Balanced Fund (“ADTBF”), the Arrow DWA Tactical: Macro Fund (“ADTMF”), and the Arrow Managed Futures Strategy Fund (“AMFSF”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are diversified funds. ADTBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTMF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AMFSF seeks long-term capital appreciation and to achieve absolute returns.

Each Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of the Trust. As a series of the Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale,

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on a proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange-Traded Notes – The Funds may invest in exchange-traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Exchange-Traded Funds – An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) as the Valuation Designee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2023 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Tactical: Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,167,731	$—	$—	$10,167,731
Exchange-Traded Funds	18,763,679	—	—	18,763,679
Exchange-Traded Note	1,862,610	—	—	1,862,610
Money Market Fund	6,162,060	—	—	6,162,060
Put Options Purchased	14,500	—	—	14,500
Open Swap Contracts *	—	70,094	—	70,094
Total	$36,970,580	$70,094	$—	$37,040,674
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$236,500	$—	$—	$236,500
Open Long Futures Contracts *	67,700	—	—	67,700
Total	$304,200	$—	$—	$304,200

Arrow DWA Tactical: Macro Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$55,914,532	$—	$—	$55,914,532
Money Market Fund	1,148,206	—	—	1,148,206
Put Options Purchased	25,375	—	—	25,375
Open Long Futures Contracts *	214,620	—	—	214,620
Total	$57,302,733	$—	$—	$57,302,733
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$331,100	$—	$—	$331,100
Total	$331,100	$—	$—	$331,100

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$40,314,502	$—	$—	$40,314,502
Money Market Fund	142,271,811	—	—	142,271,811
Open Swap Contracts *	—	2,547,574	—	2,547,574
Total	$182,586,313	$2,547,574	$—	$185,133,887

The Funds did not hold any Level 3 securities at the end of the year.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of July 31, 2023.

See Consolidated Schedules of Investments for investments and derivatives segregated by industry, type, and underlying exposure.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT -CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Schedules of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTBF, ADTMF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Each CFC utilizes commodity-based derivative products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, a Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange-traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium - and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures, and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a Fund.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Market Risk – The net asset value of a Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by a Fund is replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Swap Counterparty Credit Risk – Each Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Taxation Risk – By investing in commodities indirectly through a CFC, a Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, any income received from a CFC will be passed through to the relevant Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and its shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of each Fund’s investments in its respective CFC are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	July 31, 2023	July 31, 2023
ADB-CFC	12/5/2012	$1,674,077	4.37%
ADT-CFC	12/12/2011	5,280,300	8.53%
AMFS-CFC	7/23/2010	46,096,245	24.28%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – ADTBF and ADTMF intend to distribute substantially all of their net investment income at least annually and net capital gain annually.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2020 – July 31, 2022, or expected to be taken in the Funds’ July 31, 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended July 31, 2023, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations. There were no forward currency contracts held during the year ended July 31, 2023 for any Fund.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the Secured Overnight Financing Rate (“SOFR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the SOFR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Derivatives Disclosure

Fair Values of Derivative Instruments in ADTBF as of July 31, 2023:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Financial Index Swap: Equity Risk	Unrealized appreciation on swap contracts	$60,160	Unrealized depreciation on swap contracts	$—
Commodity Index Swap: Commodity Risk	Unrealized appreciation on swap contracts	9,934	Unrealized depreciation on swap contracts	—
Futures: Commodity Risk	Unrealized appreciation on futures contracts	—	Unrealized depreciation on futures contracts	67,700
Put Options Purchased: Equity Risk	Investment Securities: Unaffiliated companies at value	14,500	Investment Securities: Unaffiliated companies at value	—
Call Options Written : Equity Risk	Options written at value	—	Options written, at value	236,500

		$84,594		$304,200

Fair Values of Derivative Instruments in ADTMF as of July 31, 2023:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Futures: Commodity Risk	Unrealized appreciation on futures contracts	$214,620	Unrealized depreciation on futures contracts	$—
Put Options Purchased: Equity Risk	Investment Securities: Unaffiliated companies at value	25,375	Investment Securities: Unaffiliated companies at value	—
Call Options Written : Equity Risk	Options written at value	—	Options written, at value	331,100

		$239,995		$331,100

Fair Values of Derivative Instruments in AMFSF as of July 31, 2023:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of		Consolidated Statements of Assets
Primary Risk Exposure	Assets and Liabilities	Value	and Liabilities	Value
Financial Index Swap: Equity Risk	Unrealized appreciation on swap contracts	$1,987,807	Unrealized depreciation on swap contracts	$—
Commodity Index Swap: Commodity Risk	Unrealized appreciation on swap contracts	559,767	Unrealized depreciation on swap contracts	—

		$2,547,574		$—

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

The average notional value of the derivative instruments for the year ended July 31, 2023 is disclosed below:

Average Notional Value
	Long	Purchased Put	Written Call	Financial Index	Commodity Index
	Futures	Options	Options	Swap	Swap
ADTBF	$2,104,105	$8,270,000	$3,960,000	$2,456,271	$1,704,316
ADTMF	12,204,301	13,932,500	5,790,000	—	—
AMFSF	—	—	—	78,207,580	91,116,084

The effect of Derivative Instruments on the Consolidated Statements of Operations for the year ended July 31, 2023:

ADTBF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Securities transactions, unaffiliated companies	$—	$—	$(825,503)	$—	$(825,503)
Futures contracts	61,824	—	—	—	61,824
Swap contracts	(268,338)	920,957	—	—	652,619
Written Options	—	—	118,450	—	118,450
Total net realized gain (loss)	$(206,514)	$920,957	$(707,053)	$—	$7,390

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$(67,700)	$—	$—	$—	$(67,700)
Securities, unaffiliated companies	—	—	124,250	—	124,250
Swap contracts	(7,988)	203,752	—	—	195,764
Written Options	—	—	(159,750)	—	(159,750)
Total net change in unrealized appreciation (depreciation)	$(75,688)	$203,752	(35,500)	$—	$92,564

ADTMF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Securities transactions, unaffiliated companies	$—	$—	$(1,301,941)	$—	$(1,301,941)
Futures contracts	(336,222)	—	—	—	(336,222)
Written options	—	—	192,950	—	192,950
Total net realized gain (loss)	$(336,222)	$—	$(1,108,991)	$—	$(1,445,213)

Net change in unrealized appreciation (depreciation) of:
Securities, unaffiliated companies	$—	$—	$143,750	$—	$143,750
Futures contracts	(2,361,541)	—	—	—	(2,361,541)
Written Options	—	—	(223,650)	—	(223,650)
Total net change in unrealized appreciation (depreciation)	$(2,361,541)	$—	$(79,900)	$—	$(2,441,441)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

AMFSF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Swap contracts	$(12,038,406)	$30,816,511	$—	$—	$18,778,105
Total net realized gain (loss)	$(12,038,406)	$30,816,511	$—	$—	$18,778,105

Net change in unrealized appreciation (depreciation) of:
Swap contracts	$6,743,562	$(173,369)	$—	$—	$6,570,193
Total net change in unrealized appreciation (depreciation)	$6,743,562	$(173,369)	$—	$—	$6,570,193

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the year ended July 31, 2023, each Fund was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2023.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Assets:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
		in the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements	Financial	Cash Collateral
	Recognized Assets	Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
ADTBF
Put Options Purchased -Goldman Sachs	$14,500	$—	$14,500	$(14,500)	$—	$—
Swap Contracts -Morgan Stanley	70,094	—	70,094	—	—	70,094
Total	$84,594	$—	$84,594	$(14,500)	$—	$70,094
ADTMF
Futures Contracts -Goldman Sachs	$214,620	$—	$214,620	$—	$—	$214,620
Put Options Purchased -Goldman Sachs	25,375	—	25,375	(25,375)	—	—
Total	$239,995	$—	$239,995	$(25,375)	$—	$214,620

AMFSF
Swap Contracts -Morgan Stanley	$2,547,574	$—	$2,547,574	$—	$—	$2,547,574
Total	$2,547,574	$—	$2,547,574	$—	$—	$2,547,574

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Liabilities:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
		in the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements	Financial	Cash Collateral
	Recognized Liabilities	Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount
ADTBF
Call Options Written -Goldman Sachs	$(236,500)	$—	$(236,500)	$14,500	$—	$(222,000)
Futures Contracts -Goldman Sachs	(67,700)	—	(67,700)	—	—	(67,700)
Total	$(304,200)	$—	$(304,200)	$14,500	$—	$(289,700)

ADTMF
Call Options Written -Goldman Sachs	$(331,100)	$—	$(331,100)	$25,375	$—	$(305,725)
Total	$(331,100)	$—	$(331,100)	$25,375	$—	$(305,725)

4.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2023, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Fund	Purchases	Sales
ADBF	$50,836,104	$59,842,113
ADTMF	92,848,947	89,889,829
AMFSF	—	1,982,474

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of ADTBF and ADTMF average daily net assets and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, each Fund may invest a portion of its assets in the other funds managed by the Advisor. During the year ended July 31, 2023, ADTBF invested in Arrow DWA Tactical: International ETF (“DWCR”), Arrow Reserve Capital Management ETF (“ARCM”) and Arrow Reverse Cap 500 ETF (“YPS”). ADTMF invested in YPS and AMFSF invested in ARCM, among other funds managed by the Advisor. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADTBF’s assets that are invested in ARCM, DWCR, and YPS and waive 0.05% of its advisory fee on the portion of ADTMF and AMFSF’s assets that are invested in YPS and ARCM, respectively. For the year ended July 31, 2023, the Advisor waived $3,769, $1,388, and $19,242, in fees for ADTBF, ADTMF and AMFSF, respectively, pursuant to its agreement. Fees waived pursuant to this waiver are not subject to recoupment in future periods.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the year ended July 31, 2023, the Distributor received $198,081, of which $33,964 was retained in commissions.

Ultimus Fund Services, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended July 31, 2023, ADTBF, ADTMF and AMFSF assessed $15, $3,037, and $24,524 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTBF and ADTMF each invested a portion of its assets in Arrow Reverse Cap 500 ETF (“YPS”), a series of the Trust that is advised by the Advisor. YPS’s seeks to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. YPS’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in YPS at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and ADTMF is directly affected by the performance of YPS. The financial statements of YPS, including the portfolio of investments, can be found at YPS’s website, www.arrowfunds.com, or the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of July 31, 2023, ADTBF and ADTMF owned 8.9% and 0.0% of YPS, respectively. As of July 31, 2023, the percentage of ADTBF and ADTMF’s net assets invested in YPS was 3.4% and 0.0%, respectively.

ADTBF and AMFSF each invests a portion of its assets in Arrow Reserve Capital Management ETF (“ARCM”), a series of the Trust that is advised by the Advisor. ARCM seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ARCM at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and AMFSF is directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of July 31, 2023, ADTBF and AMFSF owned 0.6% and 79.3% of ARCM, respectively. As of July 31, 2023, the percentage of ADTBF and AMFSF’s net assets invested in ARCM was 0.8% and 21.2%, respectively.

ADTBF invests a portion of its assets in Arrow DWA Tactical: International ETF (“DWCR”), a series of the Trust that is advised by the Advisor. DWCR seeks long-term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

DWCR’s securities valuation policies are similar to ADTBF’s policies. ADTBF may sell or redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADTBF and its shareholders to do so. The performance of ADTBF is directly affected by the performance of DWCR. The financial statements of DWCR, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the ADTBF financial statements. As of July 31, 2023, ADTBF owned 71.3% of DWCR. As of July 31, 2023, the percentage of ADTBF’s net assets invested in DWCR was 16.2%.

AMFSF each invests a portion of its assets in the First American Government Obligations Fund - Class X (“First American”). First American is a series of First American Funds, Inc., which is registered under the 1940 Act as open-end management investment company. AMFSF may redeem its investment in First American at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF is directly affected by the performance of First American. The financial statements of First American, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with AMFSF’s financial statements. As of July 31, 2023, the percentage of AMFSF’s net assets invested in First American was 74.9%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at July 31, 2023 are noted in the Funds’ Consolidated Schedules of Investments. Transactions during the year ended July 31, 2023 with companies which are affiliates are as follows:

ADTBF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited to	Value - End of	Appreciation/	Shares - End
Tickers	Description	Period	Purchases	Proceeds	Gain (Loss)	Income	Period	(Depreciation)	of Period
ARCM	Arrow Reserve Capital Management ETF	$1,104,812	$—	$(792,813)	$(9,907)	$12,808	$311,725	$9,633	3,126
DWCR	Arrow DWA Tactical: International ETF	7,769,696	—	(2,327,735)	293,843	162,525	6,199,815	464,011	213,966
YPS	Arrow Reverse Cap 500 ETF	1,842,749	868,553	(1,341,211)	(163,970)	19,303	1,321,457	115,335	57,756

		$10,717,257	$868,553	$(4,461,759)	$119,966	$194,636	$7,832,997	$588,979

ADTMF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited to	Value - End of	Appreciation/	Shares - End
Cusip	Description	Period	Purchases	Proceeds	Gain (Loss)	Income	Period	(Depreciation)	of Period
YPS	Arrow Reverse Cap 500 ETF	$—	$8,662,755	$(8,072,136)	$(590,619)	$85,760	$—	$—	—

AMFSF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited to	Value - End of	Appreciation/	Shares - End
Cusip	Description	Period	Purchases	Proceeds	Gain	Income	Period	(Depreciation)	of Period
ARCM	Arrow Reserve Capital Management ETF	$42,130,706	$—	$(1,982,474)	$(21,726)	$1,208,702	$40,314,502	$187,415	404,277

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

Cross trades for the year ended July 31, 2023 were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures.

For the year ended July 31, 2023, pursuant to these Procedures, there were no cross trade transactions between any Fund.

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2023 and July 31, 2022 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2023	Income	Capital Gains	Capital	Total
ADBF	$1,038,839	$1,242,524	$—	$2,281,363
ADTMF	4,652,755	489,093	—	5,141,848
AMFSF	49,924,390	—	—	49,924,390

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2022	Income	Capital Gains	Capital	Total
ADBF	$1,725,530	$569,958	$—	$2,295,488
ADTMF	5,161,714	4,799,395	—	9,961,109
AMFSF	2,236,807	—	—	2,236,807

As of July 31, 2023, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADBF	$1,437,349	$—	$(56,747)	$(1,535,744)	$—	$1,938,508	$1,783,366
ADTMF	614,150	—	—	(1,624,666)	—	3,075,100	2,064,584
AMFSF	16,715,533	—	(21,029)	(867,907)	—	(148,327)	15,678,270

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures, options and swap contracts, and undistributed long term capital gains from Form 2439.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October Losses
ADBF	$56,747
ADTMF	—
AMFSF	21,029

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2023

At July 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
ADBF	$1,487,456	$48,288	$1,535,744
ADTMF	1,624,666	—	1,624,666
AMFSF	712,669	155,238	867,907

Permanent book and tax differences, primarily attributable to equalization credits, and adjustments for the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2023 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
ADBF	$(248,329)	$248,329
ADTMF	(2,313,079)	2,313,079
AMFSF	(9,227,404)	9,227,404

10.	A FOREIGN TAX CREDIT(Unaudited)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended July 31, 2023 were as follows:

For fiscal year ended 7/31/2023	Foreign Source Income
ADTMF	$0.0490

11.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
ADTBF	$34,795,572	$2,260,851	$(322,343)	$1,938,508
ADTMF	53,681,913	3,171,300	(96,200)	3,075,100
AMFSF	182,734,640	11,766	(160,093)	(148,327)

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund and Arrow Managed Futures Strategy Fund and the Board of Trustees of Arrow Investments Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund and Arrow Managed Futures Strategy Fund (the “Funds”), each a series of share of beneficial interest in Arrow Investments Trust, as of July 31, 2023, the related consolidated statements of operations, consolidated statements of changes in net assets, the related notes, and the consolidated financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of each of the Funds as of July 31, 2023, the results of their consolidated operations, the consolidated changes in net assets, and the consolidated financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ consolidated financial statements and consolidated financial highlights for the year ended July 31, 2022, and prior, were audited by other auditors whose report dated September 29, 2022, expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian, counterparties, and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2023

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
July 31, 2023

As a shareholder of one or more of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees and; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 through July 31, 2023.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	2/1/2023	7/31/2023	2/1/2023 - 7/31/2023	2/1/2023 - 7/31/2023
DWA Tactical: Balanced Fund - Class A	$1,000.00	$998.20	$8.95	1.81%
DWA Tactical: Balanced Fund - Class C	1,000.00	995.10	12.65	2.56%
DWA Tactical: Balanced Fund - Institutional Class	1,000.00	1,000.00	7.72	1.56%
DWA Tactical: Macro Fund - Class A	1,000.00	1,001.10	8.79	1.77%
DWA Tactical: Macro Fund - Class C	1,000.00	997.40	12.48	2.52%
DWA Tactical: Macro Fund - Institutional Class	1,000.00	1,002.30	7.55	1.52%
Managed Futures Strategy Fund - Class A	1,000.00	1,144.00	7.76	1.46%
Managed Futures Strategy Fund - Class C	1,000.00	1,139.30	11.72	2.21%
Managed Futures Strategy Fund - Institutional Class	1,000.00	1,144.70	6.43	1.21%

	Beginning	Ending	Expense Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period *	During Period**
(5% return before expenses)	2/1/2023	7/31/2023	2/1/2023 - 7/31/2023	2/1/2023 - 7/31/2023
DWA Tactical: Balanced Fund - Class A	$1,000.00	$1,015.83	$9.03	1.81%
DWA Tactical: Balanced Fund - Class C	1,000.00	1,012.11	12.76	2.56%
DWA Tactical: Balanced Fund - Institutional Class	1,000.00	1,017.07	7.79	1.56%
DWA Tactical: Macro Fund - Class A	1,000.00	1,016.01	8.85	1.77%
DWA Tactical: Macro Fund - Class C	1,000.00	1,012.29	12.58	2.52%
DWA Tactical: Macro Fund - Institutional Class	1,000.00	1,017.25	7.61	1.52%
Managed Futures Strategy Fund - Class A	1,000.00	1,017.55	7.31	1.46%
Managed Futures Strategy Fund - Class C	1,000.00	1,013.84	11.04	2.21%
Managed Futures Strategy Fund - Institutional Class	1,000.00	1,018.79	6.07	7.00%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended July 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2023

Unless otherwise noted, the address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707.

Independent Trustees:

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Robert Andrialis Born in 1944	Trustee since 2014	Independent Consultant (2016– present).	8	Arrow ETF Trust
Paul Montgomery Born in 1953	Trustee since 2011	Director of Research, Scotia Partners, LLC (2012–present).	8	Arrow ETF Trust
Thomas Sarkany Born in 1946	Trustee since 2014	Founder and President, TTS Associates, Inc. (2020–present); Founder and President, TTS Consultants, LLC (2010–present).	8	Arrow ETF Trust; Northern Lights Fund Trust II; Northern Lights Fund Trust IV; Aquila Distributors, LLC

(1)	The term of office for each Trustee will continue indefinitely until the individual resigns or is removed.

(2)	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
July 31, 2023

Interested Trustees and Officers:

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Joseph Barrato* Born in 1965	Chairman of the Board, Trustee, President, and Principal Executive Officer since 2011	Founder and Chief Executive Officer, Arrow Investment Advisors, LLC (2006–present).	8	Arrow ETF Trust
Chris Lewis Born in 1970	Chief Compliance Officer since 2021; Previously from 2016–2018	Chief Compliance Officer of Fund Complex(2)(2016–2018; 2021– present); Chief Compliance Officer, Arrow Investment Advisors, LLC (2017–2018; 2021–present); Founder, The Law Offices of Christopher H. Lewis (2019– present); General Counsel, Finitive LLC (2018).	N/A	N/A
Timothy Burdick(3) Born in 1986	Secretary since 2020	Vice President and Managing Counsel, Ultimus Fund Solutions (2022–present); Assistant Vice President, Ultimus Fund Solutions, LLC (2019 – present); Senior Program Compliance Manager, CJ	N/A	N/A
Sam Singh(3) Born in 1976	Principal Financial Officer and Treasurer since 2013	Affiliate (2016-2019) Vice President, Ultimus Fund Solutions, LLC (2015–present).	N/A	N/A

*	Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

(1)	The term of office for each Trustee will continue indefinitely until the individual resigns or is removed. Officers of the Trust are elected annually.

(2)	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

(3)	The business address of this officer is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

ARROWF-AR23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Andrialis is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $ 49,500

2022 - $ 49,500

(b)	Audit-Related Fees

2023 – None

2022 – None

(c)	Tax Fees

2023 - $ 12,000

2022 - $ 8,100

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 – None

2022 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2023	2022
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 – $12,000

2022 - $8,100

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/6/23

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/6/23